Share-based Compensation (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation
Share-based compensation	15,700	15,818	5,720
Restaurant wages and related expenses
Share-based Compensation
Share-based compensation	3,928	3,351	1,498
Selling, general and administrative
Share-based Compensation
Share-based compensation	11,772	12,467	4,222